Offerings	Apr. 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.00% Convertible Senior Notes due 2031
Amount Registered | shares	184,000
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 184,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,410.40
Offering Note	The registration fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended (the “Securities Act”) and represents deferred payment of the registration fees in connection with the Registrant’s registration statement on Form S-3ASR (Registration No. 333-292857) paid with the filing of this prospectus supplement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	37,860,079
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents the maximum number of shares that may be issued upon conversion of the 4.00% Convertible Senior Notes due 2031. Pursuant to Rule 457(i) under the Securities Act, there is no filing fee payable with respect to the shares common stock that may be issuable upon conversion of the 4.00% Convertible Senior Notes due 2031 because no additional consideration will be received in connection with any conversion.